Trading Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Trading Liabilities

Trading liabilities at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Debt instruments “short position”	¥2,008,711	¥2,038,330
Equity instruments “short position”	135,188	33,254

Total trading liabilities	¥2,143,899	¥2,071,584